Eaton Vance
Virginia Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.1%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,501,229
4.125%, 11/1/40	195	205,021
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	451,043
		$ 2,157,293
Education — 5.2%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,006,642
Salem Economic Development Authority, VA, (Roanoke College), 5.50%, 4/1/45	55	56,311
Virginia College Building Authority, 3.00%, 9/1/38	215	199,648
Virginia College Building Authority, (Regent University), 6.00%, 6/1/50	370	395,426
Virginia Public School Authority:
3.25%, 3/1/36	175	175,169
5.00%, 8/1/41	1,640	1,828,820
		$ 3,662,016
Electric Utilities — 1.9%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$1,345	$ 1,309,183
		$ 1,309,183
Escrowed/Prerefunded — 0.4%
Virginia Port Authority, (AMT), Prerefunded to 7/1/26, 5.00%, 7/1/45	$295	$ 298,226
		$ 298,226
General Obligations — 14.8%
Alexandria, VA, 4.00%, 12/15/44	$200	$ 197,373
Fairfax County, VA:
2.00%, 10/1/33	115	102,369
4.00%, 10/1/39	885	916,372
Falls Church, VA, 3.00%, 7/15/41	985	866,796
Herndon, VA, 3.125%, 2/15/36	125	123,676
Loudoun County, VA:
2.00%, 12/1/34	600	527,571
4.00%, 12/1/38	675	700,276
Lynchburg, VA:
2.375%, 8/1/40	1,245	1,002,154
4.00%, 6/1/44	470	468,092
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Newport News, VA, 4.00%, 2/1/42	$1,350	$ 1,372,653
Norfolk, VA:
4.00%, 9/1/39	50	50,975
5.00%, 9/1/35	375	439,954
5.00%, 9/1/36	1,000	1,163,535
5.00%, 9/1/45	385	406,401
Puerto Rico:
0.00%, 7/1/33	750	540,729
5.625%, 7/1/29	1,000	1,061,744
Virginia, 4.00%, 6/1/41	405	418,341
		$10,359,011
Hospital — 9.0%
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	$965	$ 911,327
Henrico County Economic Development Authority, VA, (Bon Secours Mercy Health, Inc.), 5.00%, 11/1/48	1,000	1,045,430
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	840	775,944
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), (LOC: TD Bank, N.A.), 2.85%, 7/1/52(1)	1,000	1,000,000
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,015	1,809,041
Virginia Small Business Financing Authority, VA, (Carilion Clinic Obligated Group), (LOC: Truist Bank), 2.90%, 7/1/42(1)	750	750,000
		$ 6,291,742
Housing — 6.9%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,656,180
Virginia Housing Development Authority:
4.10%, 10/1/27	1,890	1,891,040
4.10%, 9/1/40	225	227,279
4.40%, 10/1/44	925	926,072
4.45%, 7/1/45	155	155,137
		$ 4,855,708
Industrial Development Revenue — 2.6%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,050	$ 1,016,208
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	810	771,623
		$ 1,787,831

Eaton Vance
Virginia Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 2.1%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,370	$ 1,484,052
		$ 1,484,052
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,008,202
		$ 1,008,202
Insured - Hospital — 2.9%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AG), 5.25%, 7/1/43	$840	$ 913,976
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	1,215	1,130,896
		$ 2,044,872
Lease Revenue/Certificates of Participation — 9.9%
Chesterfield County Economic Development Authority, VA, (County Mobility), 4.00%, 4/1/50	$1,000	$ 943,384
Henrico County Economic Development Authority, VA, (Henrico County Government), 4.00%, 8/1/44	1,125	1,118,586
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	430	436,258
Prince William County Industrial Development Authority, VA, 5.00%, 10/1/44	2,200	2,370,914
Virginia Port Authority, 5.25%, 7/1/48	810	869,073
Virginia Public Building Authority:
4.00%, 8/1/41	325	325,283
(AMT), 4.00%, 8/1/39	890	891,251
		$ 6,954,749
Senior Living/Life Care — 8.0%
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	$615	$ 541,440
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,517,480
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,174,695
7.00%, 9/1/53	500	550,343
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	1,750	1,852,475
		$ 5,636,433
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 2.0%
American Samoa Economic Development Authority:
5.00%, 9/1/35(2)(3)	$250	$ 265,429
5.00%, 9/1/38(2)	200	204,201
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	12	11,379
0.00%, 7/1/29	17	15,068
0.00%, 7/1/31	22	18,058
0.00%, 7/1/33	50	37,967
0.00%, 7/1/46	287	97,866
0.00%, 7/1/51	528	131,586
4.50%, 7/1/34	110	110,031
4.536%, 7/1/53	3	2,736
5.00%, 7/1/58	512	499,183
		$ 1,393,504
Transportation — 12.7%
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	$2,750	$ 2,801,951
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,620	1,690,979
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/41	750	812,136
Virginia Port Authority, 5.00%, 7/1/43	835	904,574
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,640	1,721,007
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	972,595
		$ 8,903,242
Water and Sewer — 13.2%
Alexandria Sanitation Authority, VA, Green Bonds, 5.00%, 7/15/40	$660	$ 742,480
Fairfax County, VA, Sewer Revenue:
4.00%, 7/15/40	275	280,393
4.00%, 7/15/51	180	170,171
Greene County, VA, Water and Sewer System Revenue, 4.125%, 5/1/51	650	614,851
Hampton Roads Sanitation District, VA:
2.85%, 8/1/46(4)	2,000	2,000,000
4.00%, 10/1/38	1,690	1,710,219
Loudoun County Sanitation Authority, VA, (SPA: Bank of America, N.A.), 2.74%, 1/1/30(4)	250	250,000
Prince William County Service Authority, VA, Water and Sewer System Revenue:
5.00%, 7/15/41	250	279,831
5.00%, 7/15/42	565	625,263

Eaton Vance
Virginia Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Prince William County Service Authority, VA, Water and Sewer System Revenue: (continued)
5.00%, 7/15/43	$600	$ 657,323
Stafford County, VA, Water and Wastewater System Revenue, 5.00%, 10/1/43	200	218,252
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/45	1,320	1,299,952
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/37	435	415,772
		$ 9,264,507
Total Tax-Exempt Municipal Obligations (identified cost $66,577,081)		$67,410,571

Taxable Municipal Obligations — 1.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 386,625
		$ 386,625
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 130,524
		$ 130,524
Lease Revenue/Certificates of Participation — 1.1%
Manassas Park Economic Development Authority, VA:
4.85%, 10/15/35	$125	$ 126,934
5.22%, 10/15/40	675	678,767
		$ 805,701
Total Taxable Municipal Obligations (identified cost $1,380,000)		$ 1,322,850

Short-Term Investments — 0.7%
U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 12/2/25	$500	$ 499,946
Total U.S. Treasury Obligations (identified cost $499,946)		$ 499,946
Total Short-Term Investments (identified cost $499,946)		$ 499,946
Total Investments — 98.7% (identified cost $68,457,027)		$69,233,367
Other Assets, Less Liabilities — 1.3%		$ 889,983
Net Assets — 100.0%		$70,123,350
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $1,241,253 or 1.8% of the Fund's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2025, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 3.6% of total investments.

Eaton Vance
Virginia Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at November 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$67,410,571	$ —	$67,410,571
Taxable Municipal Obligations	—	1,322,850	—	1,322,850
Short-Term Investments	—	499,946	—	499,946
Total Investments	$ —	$69,233,367	$ —	$69,233,367
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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